Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended June 30, 2022, 2023, 2024, 2025 and 2026 and our financial performance for such fiscal year.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(3)	Average Summary Compensation Table for Non- PEO Named Executive Officers(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in thousands)	Free Cash Flow Margin(6)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)

2026	$29,954,476	$507,945,072	$7,115,793	$56,314,498	$939.21	$425.88	$4,830,771	27.7%

2025	$25,104,584	$34,781,582	$6,016,889	$(383,111)	$489.42	$277.82	$4,061,643	30.8%

2024	$22,832,965	$90,772,465	$6,589,057	$13,543,792	$447.99	$274.10	$2,761,896	30.9%

2023	$26,644,359	$66,578,359	$8,534,115	$22,630,489	$264.61	$183.98	$3,387,351	31.7%

2022	$20,568,625	$30,398,207	$5,380,793	$7,397,584	$173.68	$128.04	$3,322,060	32.6%
(1) Amounts reported are for Richard Wallace, who served as our Chief Executive Officer during each of the applicable fiscal years.
(2) Our non-PEO named executive officers (our “Non-PEO Named Executive Officers”) were (a) Bren Higgins, Ahmad Khan, Brian Lorig and Mary Beth Wilkinson, for fiscal year 2026, (b) Bren Higgins, Ahmad Khan, Oreste Donzella, Brian Lorig and Mary Beth Wilkinson, for fiscal year 2025, (c) Bren Higgins, Ahmad Khan, Oreste Donzella and Brian Lorig, for fiscal year 2024, (d) Bren Higgins, Ahmad Khan, Oreste Donzella and Brian Lorig, for fiscal year 2023, and (e) Bren Higgins, Ahmad Khan, Oreste Donzella and Mary Beth Wilkinson, for fiscal year 2022.

(3) Amounts in these columns show the “Compensation Actually Paid,” as calculated in accordance with the specific methodology prescribed by the SEC. The table below provides the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our Non-PEO Named Executive Officers for each of the required fiscal years.

	2026		2025		2024		2023		2022
Adjustments to Reported Summary Compensation Table Total for CEO and Non-PEO Named Executive Officers	PEO	Non-PEO Named Executive Officers (Average)	PEO	Non-PEO Named Executive Officers (Average)	PEO	Non-PEO Named Executive Officers (Average)	PEO	Non-PEO Named Executive Officers (Average)	PEO	Non-PEO Named Executive Officers (Average)

Summary Compensation Table total amount for applicable fiscal year	$29,954,476	$7,115,793	$25,104,584	$6,016,889	$22,832,965	$6,589,057	$26,644,359	$ 8,534,115	$20,568,625	$5,380,793

Subtract the amounts reported under the Stock Awards column in the Summary Compensation Table for the applicable fiscal year	$23,473,887	$4,911,115	$20,147,371	$3,498,316	$19,695,857	$ 4,045,389	$23,492,301	$ 7,023,747	$15,296,189	$3,427,362

Add year-end fair value of equity awards granted during the applicable fiscal year that remain unvested as of applicable fiscal year end determined as of applicable fiscal year end	$124,242,817	$24,368,996	$38,187,226	$6,216,273	$41,638,580	$ 8,233,631	$34,527,604	$ 9,647,715	$17,938,199	$3,545,418

Add (subtract) year over year change in fair value of equity awards granted in prior years that remain outstanding and unvested as of applicable fiscal year end	$350,342,943	$18,152,723	$2,660,611	$(3,554,393)	$33,678,469	$ (1,717,033)	$24,635,303	$ 8,777,513	($18,828,402)	($4,115,578)

Add (subtract) year over year change in fair value of equity awards granted in prior years that vested in the applicable fiscal year	$26,878,723	$11,588,101	$(11,023,468)	$(5,563,563)	$12,318,309	$ 4,483,525	$ 4,263,394	$ 2,694,893	$26,015,974	$6,014,313

Total Adjustments	$477,990,596	$49,198,706	$9,676,998	$(6,400,000)	67,939,500	$ 6,954,735	$39,934,000	$14,096,374	$ 9,829,582	$2,016,791

Compensation Actually Paid	$507,945,072	$56,314,498	$34,781,582	$(383,111)	$90,772,465	$13,543,792	$66,578,359	$22,630,489	$30,398,207	$7,397,584
For purposes of the foregoing adjustments, the fair value or change in fair value (as applicable) of equity awards was determined as follows: (i) for RSUs, the closing price of our Common Stock on the applicable fiscal year-end date, or, in the case of vesting dates, the closing price of our Common Stock on the applicable vesting date, in each case multiplied by the number of shares of our Common Stock underlying the award; and (ii) for unvested PRSUs (including EPS Awards), the same valuation methodology as the RSUs above, except that the year-end values are multiplied by the probability of achievement of the applicable performance objectives as of the applicable date.
(4) In accordance with Item 201(e) of Regulation S-K, our total shareholder return is calculated, for each fiscal year shown in the table above, as the cumulative total shareholder return on our Common Stock from June 30, 2021 (i.e., the last trading day of our 2021 fiscal year), through and including the last day of the applicable fiscal year, assuming a fixed investment of $100.
(5) Our peer group is comprised of the component companies of the Philadelphia Semiconductor Index (the “Peer Index”). Amounts reported in this column represent the cumulative total shareholder return of the Peer Index.
(6) Free cash flow margin equals our free cash flow divided by total revenues. Free cash flow equals net cash provided by operating activities less capital expenditures. Free cash flow margin over the applicable three-year period relative to our industry peer group for that same three-year period is used in determining the level at which the performance criteria under our annual PRSUs are satisfied, between 0%-200% of the target shares granted for the periods presented.

Company Selected Measure Name	Free cash flow margin
Named Executive Officers, Footnote	Our non-PEO named executive officers (our “Non-PEO Named Executive Officers”) were (a) Bren Higgins, Ahmad Khan, Brian Lorig and Mary Beth Wilkinson, for fiscal year 2026, (b) Bren Higgins, Ahmad Khan, Oreste Donzella, Brian Lorig and Mary Beth Wilkinson, for fiscal year 2025, (c) Bren Higgins, Ahmad Khan, Oreste Donzella and Brian Lorig, for fiscal year 2024, (d) Bren Higgins, Ahmad Khan, Oreste Donzella and Brian Lorig, for fiscal year 2023, and (e) Bren Higgins, Ahmad Khan, Oreste Donzella and Mary Beth Wilkinson, for fiscal year 2022.
Peer Group Issuers, Footnote	Our peer group is comprised of the component companies of the Philadelphia Semiconductor Index (the “Peer Index”). Amounts reported in this column represent the cumulative total shareholder return of the Peer Index.
PEO Total Compensation Amount	$ 29,954,476	$ 25,104,584	$ 22,832,965	$ 26,644,359	$ 20,568,625
PEO Actually Paid Compensation Amount	$ 507,945,072	34,781,582	90,772,465	66,578,359	30,398,207
Adjustment To PEO Compensation, Footnote
(3) Amounts in these columns show the “Compensation Actually Paid,” as calculated in accordance with the specific methodology prescribed by the SEC. The table below provides the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our Non-PEO Named Executive Officers for each of the required fiscal years.

	2026		2025		2024		2023		2022
Adjustments to Reported Summary Compensation Table Total for CEO and Non-PEO Named Executive Officers	PEO	Non-PEO Named Executive Officers (Average)	PEO	Non-PEO Named Executive Officers (Average)	PEO	Non-PEO Named Executive Officers (Average)	PEO	Non-PEO Named Executive Officers (Average)	PEO	Non-PEO Named Executive Officers (Average)

Summary Compensation Table total amount for applicable fiscal year	$29,954,476	$7,115,793	$25,104,584	$6,016,889	$22,832,965	$6,589,057	$26,644,359	$ 8,534,115	$20,568,625	$5,380,793

Subtract the amounts reported under the Stock Awards column in the Summary Compensation Table for the applicable fiscal year	$23,473,887	$4,911,115	$20,147,371	$3,498,316	$19,695,857	$ 4,045,389	$23,492,301	$ 7,023,747	$15,296,189	$3,427,362

Add year-end fair value of equity awards granted during the applicable fiscal year that remain unvested as of applicable fiscal year end determined as of applicable fiscal year end	$124,242,817	$24,368,996	$38,187,226	$6,216,273	$41,638,580	$ 8,233,631	$34,527,604	$ 9,647,715	$17,938,199	$3,545,418

Add (subtract) year over year change in fair value of equity awards granted in prior years that remain outstanding and unvested as of applicable fiscal year end	$350,342,943	$18,152,723	$2,660,611	$(3,554,393)	$33,678,469	$ (1,717,033)	$24,635,303	$ 8,777,513	($18,828,402)	($4,115,578)

Add (subtract) year over year change in fair value of equity awards granted in prior years that vested in the applicable fiscal year	$26,878,723	$11,588,101	$(11,023,468)	$(5,563,563)	$12,318,309	$ 4,483,525	$ 4,263,394	$ 2,694,893	$26,015,974	$6,014,313

Total Adjustments	$477,990,596	$49,198,706	$9,676,998	$(6,400,000)	67,939,500	$ 6,954,735	$39,934,000	$14,096,374	$ 9,829,582	$2,016,791

Compensation Actually Paid	$507,945,072	$56,314,498	$34,781,582	$(383,111)	$90,772,465	$13,543,792	$66,578,359	$22,630,489	$30,398,207	$7,397,584
For purposes of the foregoing adjustments, the fair value or change in fair value (as applicable) of equity awards was determined as follows: (i) for RSUs, the closing price of our Common Stock on the applicable fiscal year-end date, or, in the case of vesting dates, the closing price of our Common Stock on the applicable vesting date, in each case multiplied by the number of shares of our Common Stock underlying the award; and (ii) for unvested PRSUs (including EPS Awards), the same valuation methodology as the RSUs above, except that the year-end values are multiplied by the probability of achievement of the applicable performance objectives as of the applicable date.

Non-PEO NEO Average Total Compensation Amount	$ 7,115,793	6,016,889	6,589,057	8,534,115	5,380,793
Non-PEO NEO Average Compensation Actually Paid Amount	$ 56,314,498	(383,111)	13,543,792	22,630,489	7,397,584
Adjustment to Non-PEO NEO Compensation Footnote
(3) Amounts in these columns show the “Compensation Actually Paid,” as calculated in accordance with the specific methodology prescribed by the SEC. The table below provides the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our Non-PEO Named Executive Officers for each of the required fiscal years.

	2026		2025		2024		2023		2022
Adjustments to Reported Summary Compensation Table Total for CEO and Non-PEO Named Executive Officers	PEO	Non-PEO Named Executive Officers (Average)	PEO	Non-PEO Named Executive Officers (Average)	PEO	Non-PEO Named Executive Officers (Average)	PEO	Non-PEO Named Executive Officers (Average)	PEO	Non-PEO Named Executive Officers (Average)

Summary Compensation Table total amount for applicable fiscal year	$29,954,476	$7,115,793	$25,104,584	$6,016,889	$22,832,965	$6,589,057	$26,644,359	$ 8,534,115	$20,568,625	$5,380,793

Subtract the amounts reported under the Stock Awards column in the Summary Compensation Table for the applicable fiscal year	$23,473,887	$4,911,115	$20,147,371	$3,498,316	$19,695,857	$ 4,045,389	$23,492,301	$ 7,023,747	$15,296,189	$3,427,362

Add year-end fair value of equity awards granted during the applicable fiscal year that remain unvested as of applicable fiscal year end determined as of applicable fiscal year end	$124,242,817	$24,368,996	$38,187,226	$6,216,273	$41,638,580	$ 8,233,631	$34,527,604	$ 9,647,715	$17,938,199	$3,545,418

Add (subtract) year over year change in fair value of equity awards granted in prior years that remain outstanding and unvested as of applicable fiscal year end	$350,342,943	$18,152,723	$2,660,611	$(3,554,393)	$33,678,469	$ (1,717,033)	$24,635,303	$ 8,777,513	($18,828,402)	($4,115,578)

Add (subtract) year over year change in fair value of equity awards granted in prior years that vested in the applicable fiscal year	$26,878,723	$11,588,101	$(11,023,468)	$(5,563,563)	$12,318,309	$ 4,483,525	$ 4,263,394	$ 2,694,893	$26,015,974	$6,014,313

Total Adjustments	$477,990,596	$49,198,706	$9,676,998	$(6,400,000)	67,939,500	$ 6,954,735	$39,934,000	$14,096,374	$ 9,829,582	$2,016,791

Compensation Actually Paid	$507,945,072	$56,314,498	$34,781,582	$(383,111)	$90,772,465	$13,543,792	$66,578,359	$22,630,489	$30,398,207	$7,397,584
For purposes of the foregoing adjustments, the fair value or change in fair value (as applicable) of equity awards was determined as follows: (i) for RSUs, the closing price of our Common Stock on the applicable fiscal year-end date, or, in the case of vesting dates, the closing price of our Common Stock on the applicable vesting date, in each case multiplied by the number of shares of our Common Stock underlying the award; and (ii) for unvested PRSUs (including EPS Awards), the same valuation methodology as the RSUs above, except that the year-end values are multiplied by the probability of achievement of the applicable performance objectives as of the applicable date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List – Relevant Financial Performance Measures
For fiscal year 2026, the following financial performance measures represented the three most important financial performance measures used by us to link Company performance to the compensation actually paid to our NEOs:

Financial Performance Measures

Free cash flow margin

Non-GAAP operating margin dollars

Non-GAAP earnings per diluted share

Total Shareholder Return Amount	$ 939.21	489.42	447.99	264.61	173.68
Peer Group Total Shareholder Return Amount	425.88	277.82	274.1	183.98	128.04
Net Income (Loss)	$ 4,830,771,000	$ 4,061,643,000	$ 2,761,896,000	$ 3,387,351,000	$ 3,322,060,000
Company Selected Measure Amount	27.7	30.8	30.9	31.7	32.6
PEO Name	Richard Wallace
Measure:: 1
Pay vs Performance Disclosure
Name	Free cash flow margin
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP operating margin dollars
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP earnings per diluted share
Net Cash Provided By Operating Activities [Member]
Pay vs Performance Disclosure
Company Selected Measure Amount	4,143,100,000	4,081,900,000	3,308,600,000	3,669,800,000	3,312,700,000
Less Capital Expenditures [Member]
Pay vs Performance Disclosure
Company Selected Measure Amount	(375,900,000)	(335,300,000)	(277,400,000)	(341,600,000)	(307,300,000)
Free Cash Flow [Member]
Pay vs Performance Disclosure
Company Selected Measure Amount	3,767,100,000	3,746,600,000	3,031,200,000	3,328,200,000	3,005,400,000
Revenue [Member]
Pay vs Performance Disclosure
Company Selected Measure Amount	13,579,500,000	12,156,200,000	9,812,200,000	10,496,100,000	9,211,900,000
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 477,990,596	$ 9,676,998	$ 67,939,500	$ 39,934,000	$ 9,829,582
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,473,887)	(20,147,371)	(19,695,857)	(23,492,301)	(15,296,189)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	124,242,817	38,187,226	41,638,580	34,527,604	17,938,199
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	350,342,943	2,660,611	33,678,469	24,635,303	(18,828,402)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,878,723	(11,023,468)	12,318,309	4,263,394	26,015,974
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,198,706	(6,400,000)	6,954,735	14,096,374	2,016,791
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,911,115)	(3,498,316)	(4,045,389)	(7,023,747)	(3,427,362)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,368,996	6,216,273	8,233,631	9,647,715	3,545,418
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,152,723	(3,554,393)	(1,717,033)	8,777,513	(4,115,578)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,588,101	$ (5,563,563)	$ 4,483,525	$ 2,694,893	$ 6,014,313